Note 13 - Long-term Debt (Details Textual) € in Millions				12 Months Ended
	May 27, 2022 USD ($)	Jul. 28, 2021 USD ($)	May 17, 2018 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 28, 2021 EUR (€)
Line of Credit Facility, Remaining Borrowing Capacity				$ 557,594,000	$ 988,167,000
Letters of Credit Outstanding, Amount				$ 12,365,000	$ 11,833,000
The 1.52% 2031 Notes [Member]
Debt Instrument, Term (Year)		10 years
Debt Instrument, Face Amount | €						€ 125
Debt Instrument, Interest Rate, Stated Percentage		1.52%				1.52%
The 3.02% 2031 Notes [Member]
Debt Instrument, Term (Year)		10 years
Debt Instrument, Face Amount		$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.02%				3.02%
Senior Unsecured Notes [Member]
Debt Instrument, Term (Year)			10 years
Debt Instrument, Face Amount | €			€ 210
Debt Instrument, Interest Rate, Stated Percentage			2.23%
Revolving Credit Facility [Member] | Extended Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,500,000
Debt Instrument, Term (Year)	5 years
Debt, Weighted Average Interest Rate				4.10%	1.70%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.125%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.11%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.35%
Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Additional Borrowing Capacity				$ 250,000,000